Annual Operating Expenses {- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-11 - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2022
Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.00%
Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.25%
Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual operating expenses	1.83%
Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.73%
Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.61%